Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

24. Provisions

a)   Breakdown

The breakdown of Provisions is as follows:

	12/31/2020	12/31/2021

Provisions for pensions and similar obligations	7,433	7,499
Provisions for tax and legal matters	1,898	2,141
Provisions for off-balance sheet risk	1,232	1,108
Other provisions	41	41
	10,604	10,789